Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Basis of Accounting
These consolidated financial statements of the Company have been presented in United States dollars (USD) and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including the applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding financial reporting.

Use of Estimates
The preparation of consolidated financial statements, in accordance with U.S. GAAP, requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant items that are subject to estimation and assumptions include: estimates related to contingencies and refundable tax credits; chargebacks on Shopify Payments transactions that are unrecoverable from merchants; recoverability of deferred tax assets; fair values of assets and liabilities acquired in business combinations; capitalization of software development costs; estimated useful lives of property and equipment and intangible assets; estimates relating to the recoverability of lease inducements; and assumptions used when employing the Black-Scholes valuation model to estimate the fair value of common shares and stock-based awards. Actual results may differ from the estimates made by management.

Segment Information
The Company’s “chief operating decision maker” is the Chief Executive Officer. The Chief Executive Officer reviews the financial information presented on a consolidated basis for purposes of allocating resources and evaluation of financial performance. Accordingly, the Company has determined that it operates as a single operating and reportable segment.

Revenue Recognition, Subscription Solutions, and Merchant Solutions
The Company’s sources of revenue consist of subscription solutions and merchant solutions. Arrangements with merchants do not provide the merchants with the right to take possession of the software supporting the Company’s hosting platform at any time and are therefore accounted for as service contracts. The Company’s subscription service contracts do not provide for refunds or any other rights of return to merchants in the event of cancellations.
The Company recognizes revenue when all of the following criteria are met:
•There is persuasive evidence of an arrangement;
•The services have been or are being provided to the merchant;
•The amount of fees to be paid by the merchant is fixed or determinable; and
•The collection is reasonably assured.

The Company follows the guidance provided in ASC 605-45, Principal Agent Considerations for determining whether the Company should recognize revenue based on the gross amount billed to a merchant or the net amount retained. This determination is a matter of judgment that depends on the facts and circumstances of each arrangement. The Company recognizes revenue from Shopify Shipping and the sales of Apps on a net basis as it has been determined that the Company is the agent in the arrangement with merchants. All other revenue is reported on a gross basis, as the Company has determined it is the principal in the arrangement, in that it is the primary obligor for providing services and assumes the risk of any loss or changes in costs.

Sales taxes collected from merchants and remitted to government authorities are excluded from revenue.

Our arrangements can include multiple elements, which may consist of some or all of our subscription solutions. When multiple-element arrangements exist, we evaluate whether these individual deliverables should be accounted for as separate units of accounting or one single unit of accounting. In order to treat deliverables in a multiple-element arrangement as separate units of accounting, the delivered item or items must have standalone value upon delivery. A delivered item has standalone value to the customer when either (1) any vendor sells that item separately or (2) the customer could resell that item on a standalone basis. Each of our subscription solutions have standalone value, as the solutions are sold separately. Accordingly, we consider the separate units of accounting in our multiple deliverable arrangements to be the subscription fees, themes, apps and domain names. When multiple deliverables included in an arrangement are separable into different units of accounting, the arrangement consideration is allocated to the identified separate units of accounting based on their relative selling price. Multiple-element arrangement accounting guidance provides a hierarchy to use when determining the relative selling price for each unit of accounting. Vendor-specific objective evidence (VSOE) of selling price, based on the price at which the item is regularly sold by the vendor on a standalone basis, should be used if it exists. If VSOE of selling price is not available, third-party evidence (TPE) of selling price is used to establish the selling price if it exists. We have not established VSOE for our subscription solutions due to lack of pricing consistency, the introduction of new services and other factors. We have also concluded that third-party evidence of selling price is not a practical alternative due to differences in our service offerings compared to other parties and the availability of relevant third-party pricing information. Accordingly, we use our best estimate of selling price (BESP) to determine the relative selling price for our subscription solutions.

We determined BESP by considering our overall pricing objectives and market conditions. Significant pricing practices taken into consideration for our subscription solutions include discounting practices, the size and volume of our transactions, the customer demographic, the geographic area where services are sold, price lists, our go-to-market strategy, historical standalone sales and contract prices. The determination of BESP is made through consultation with and approval by our management, taking into consideration our go-to-market strategy. As our go-to-market strategies evolve, we may modify our pricing practices in the future, which could result in changes in relative selling prices.

Subscription Solutions

Subscription revenue is recognized on a rateable basis over the contractual term. The terms range from monthly, annual or multi-year subscription terms. Revenue recognition begins on the date that the Company’s service is made available to the merchant. Payments received in advance of services being rendered are recorded as deferred revenue and recognized on a rateable basis over the requisite service period. The Company earns revenue based on the services it delivers either directly to its merchants or indirectly through resellers.

The Company also sells separately priced Themes and Apps to merchants for which revenue is recognized at the time of the sale. The right to use domain names is also sold separately and is recognized on a rateable basis over the contractual term, which is generally an annual term. Revenue from Themes, as well as Apps and Domains have been classified within Subscription solutions on the basis that they are typically sold at the time the merchant enters into the subscription services arrangement or because they are charged on a recurring basis.

Merchant Solutions

The Company generates the majority of its merchant solutions revenue from fees that it charges merchants on their customer orders processed through Shopify Payments. The Company also derives merchants solutions revenue relating to Shopify Shipping, other transaction services and referral fees, as well as from the sale of Point-of-Sale (POS) hardware. For the sale of POS hardware, revenue is recognized when title passes to the merchant, in accordance with the shipping terms. Revenues earned from Shopify Payments, Shopify Shipping, other transaction services, and referral fees are recognized at the time of the transaction.

Cost of Revenues
The Company’s cost of revenues consists of payments for Themes and Domain registration, credit card fees, hosting infrastructure costs, an allocation of costs incurred by both the operations and support functions, and amortization of capitalized software development costs. In addition, included in the cost of merchant solutions are costs associated with credit card processing and chargebacks related to Shopify Payments and the cost of POS hardware.

Software Development Costs
Research and development costs are generally expensed as incurred. These costs primarily consist of personnel and related expenses, contractor and consultant fees, stock-based compensation, and corporate overhead allocations, including depreciation.

The Company capitalizes certain development costs incurred in connection with its internal use software. These capitalized costs are related to the development of its software platform that is hosted by the Company and accessed by its merchants on a subscription basis as well as material internal infrastructure software. Costs incurred in the preliminary stages of development are expensed as incurred. The Company capitalizes all direct and incremental costs incurred during the application phase, until such time when the software is substantially complete and ready for its intended use. Capitalization ceases upon completion of all substantial testing.

The Company also capitalizes costs related to specific upgrades and enhancements when it is probable the expenditures will result in additional features and functionality. Capitalized costs are recorded as part of Intangible assets in the consolidated balance sheets and are amortized on a straight-line basis over their estimated useful lives of three years. Maintenance costs are expensed as incurred.

Advertising Costs	Advertising costs are expensed as incurred.
Operating Leases
The total payments and costs associated with operating leases, including leases that contain lease inducements and uneven payments, are aggregated and amortized on a straight-line basis over the initial lease term of each respective agreement.

Foreign Currency Transactions
The functional and reporting currency of the Company and its subsidiaries is the United States dollar. Monetary assets and liabilities denominated in foreign currencies are re-measured to United States dollars using the exchange rates at the consolidated balance sheet dates. Non-monetary assets and liabilities denominated in foreign currencies are measured in United States dollars using historical exchange rates. Revenues and expenses are measured using the actual exchange rates prevailing on the dates of the transactions. Gains and losses resulting from re-measurement are recorded in the Company’s Consolidated Statements of Operations and Comprehensive Loss as Foreign exchange gain (loss).

Cash and Cash Equivalents	The Company considers all short term highly liquid investments purchased with original maturities at their acquisition date of three months or less to be cash equivalents.
Marketable Securities
The Company’s marketable securities consist of U.S federal agency bonds, corporate bonds and commercial paper, and mature within 12 months from the date of purchase. Marketable securities are classified as held-to-maturity at the time of purchase and this classification is re-evaluated as of each consolidated balance sheet date. Held-to-maturity securities represent those securities that the Company has both the intent and ability to hold to maturity and are carried at amortized cost, which approximates their fair market value. Interest on these securities, as well as amortization/accretion of premiums/discounts, are included in interest income. All investments are assessed as to whether any unrealized loss positions are other than temporarily impaired. Impairments are considered other than temporary if they are related to deterioration in credit risk or if it is likely the Company will sell the securities before the recovery of their cost basis. Realized gains and losses and declines in value determined to be other than temporary are determined based on the specific identification method and are reported in Other income (expenses) in the Consolidated Statements of Operations and Comprehensive Loss.

Derivatives
The Company may hold foreign exchange forward contracts to mitigate the risk of future foreign exchange rate volatility related to future Canadian dollar denominated costs and current and future obligations. The Company recognizes these derivative financial instruments as either assets or liabilities and measures them at fair value. The Company has elected not to apply hedge accounting, therefore changes in the fair value of these derivative instruments will affect their consolidated balance sheet amounts and the resulting gain or loss will be reflected as Foreign exchange gains (losses) in the Consolidated Statements of Operations and Comprehensive Loss.

Concentration of Credit Risk
The Company’s cash and cash equivalents, marketable securities, trade and other receivables, and foreign exchange forward contracts subject the Company to concentrations of credit risk. Management mitigates this risk associated with cash and cash equivalents by making deposits and entering into foreign exchange forward contracts only with large Canadian, Irish, Australian and United States banks and financial institutions that are considered to be highly credit worthy. Management mitigates the risks associated with marketable securities by adhering to its investment policy, which stipulates minimum rating requirements, maximum investment exposures and maximum maturities. Due to the Company’s diversified merchant base, there is no particular concentration of credit risk related to the Company’s trade receivables. Trade and other receivables are monitored on an ongoing basis to ensure timely collection of amounts. There are no receivables from individual merchants accounting for 10% or more of revenues or receivables.

Interest Rate Risk
Certain of the Company’s cash equivalents and marketable securities earn interest. The Company’s trade and other receivables, accounts payable and accrued liabilities and lease liabilities do not bear interest. The Company is not exposed to material interest rate risk.

Foreign Exchange Risk
The Company’s exposure to foreign exchange risk is primarily related to fluctuations between the Canadian dollar and the United States dollar. The Company is exposed to foreign exchange fluctuations on the revaluation of foreign currency assets and liabilities. The Company may use foreign exchange derivative products to manage the impact of foreign exchange fluctuations. By their nature, derivative financial instruments involve risk, including the credit risk of non-performance by counter parties.

Fair Value Measurements
The carrying amounts for cash and cash equivalents, marketable securities, trade receivables, other receivables, trade accounts payable and accruals, and employee related accruals approximate fair value due to the short-term maturities of these instruments.

The Company measures the fair value of its financial assets and liabilities using a fair value hierarchy. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value.
Level 1: Quoted prices in active markets for identical assets or liabilities.
Level 2: Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Property and Equipment
Property and equipment is stated at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Computer equipment is depreciated over three years while office furniture and equipment are depreciated over four years. Leasehold improvements are amortized on a straight-line basis over the shorter of their estimated useful lives or the term of their associated leases, which range from three to thirteen years.

The carrying values of property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amounts of such assets may not be recoverable. The determination of whether any impairment exists includes a comparison of estimated undiscounted future cash flows anticipated to be generated over the remaining life of the asset to the net carrying value of the asset. If the estimated undiscounted future cash flows associated with the asset are less than the carrying value, an impairment loss will be recorded based on the estimated fair value.

Intangible Assets
Intangible assets are stated at cost, less accumulated amortization. Amortization is calculated using the straight-line method over the estimated useful lives of the related assets. Purchased software, other intangible assets, and capitalized software development costs are amortized into cost of revenues over a three year period.

The carrying values of intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amounts of such assets may not be recoverable. The determination of whether any impairment exists includes a comparison of estimated undiscounted future cash flows anticipated to be generated over the remaining life of the asset to the net carrying value of the asset. If the estimated undiscounted future cash flows associated with the asset are less than the carrying value, an impairment loss will be recorded based on the estimated fair value.

Goodwill
Goodwill represents the excess of the purchase price over the estimated fair value of net assets of a business acquired in a business combination. Goodwill is not amortized, but instead tested for impairment at least annually in the fourth quarter of each year. Should certain events or indicators of impairment occur between annual impairment tests, the Company will perform the impairment test as those events or indicators occur. Examples of such events or circumstances include the following: a significant decline in the Company’s expected future cash flows; a sustained, significant decline in the Company’s fair value; a significant adverse change in the business climate; and slower growth rates.

Goodwill is tested for impairment at the reporting unit level by first performing a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying value. The qualitative assessment considers the following factors: macroeconomic conditions, industry and market considerations, cost factors, overall company financial performance, events affecting the reporting units, and changes in the Company’s fair value. If the reporting unit does not pass the qualitative assessment, the Company carries out a two-step test for impairment of goodwill. The first step of the test compares the fair value of the reporting unit with the carrying value of its net assets. If the fair value of the reporting unit is greater than its carrying value, no impairment results. If the fair value of the reporting unit is less than its carrying value, the Company performs the second step of the test for impairment of goodwill. During the second step of the test, the Company compares the implied fair value of the reporting unit’s goodwill with the carrying value of that goodwill. If the implied fair value of goodwill is less than the carrying value, an impairment charge would be recorded in the Consolidated Statements of Operations and Comprehensive Loss. The Company has one reporting unit and evaluates goodwill for impairment at the entity level.

Income Taxes
Deferred tax assets and liabilities are determined based on the difference between the financial statement carrying amounts and the tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts that are more likely than not to be realized.

The Company evaluates tax positions taken or expected to be taken in the course of preparing tax returns to determine whether the tax positions have met a “more-likely-than-not” threshold of being sustained by the applicable tax authority. Tax benefits related to tax positions not deemed to meet the “more-likely-than-not” threshold are not permitted to be recognized in the consolidated financial statements. The Company classifies accrued interest and penalties related to liabilities for income taxes in income tax expense.

Refundable Tax Credits
Tax credits related to Scientific Research and Experimental Development (SR&ED) expenditures are accounted for using the flow-through method. Refundable tax credits are accounted for, in the period in which the related expenditures are incurred, as a direct reduction of research and development or capitalized costs. Non-refundable tax credits, which may only be used to reduce future taxes otherwise payable, are recorded as an income tax recovery in the period in which their realization is considered more likely than not.

Stock-Based Compensation
The accounting for stock-based awards is based on the fair value of the award measured at the grant date. Accordingly, stock-based compensation cost is recognized in the Consolidated Statements of Operations and Comprehensive Loss as an operating expense over the requisite service period.

The fair value of stock options is determined using the Black-Scholes option-pricing model, single option approach. An estimate of forfeitures is applied when determining compensation expense. The Company determines the fair value of stock option awards on the date of grant using assumptions regarding expected term, share price volatility over the expected term of the awards, risk-free interest rate, and dividend rate. All shares issued under the Legacy Option Plan and Stock Option Plan are from treasury.

The fair value of restricted share units ("RSU's") is measured using the fair value of the Company's shares as if the RSU's were vested and issued on the grant date. An estimate of forfeitures is applied when determining compensation expense. All shares issued under the Long Term Incentive Plan are from treasury.

In connection with prior period business acquisitions, the Company has also issued restricted shares. The restricted shares vest evenly, on a month-by-month basis and are contingent on future services being provided. As a result, the restricted shares are considered post business combination services and are accounted for as compensation expense and not as part of purchase accounting. The fair value of the restricted shares is derived from the fair value of the Company’s common shares, which was determined by an independent valuation firm, based on input, feedback and review by the Company’s management, at or around the same time as the related transactions and in combination with other available market data.

Earnings Per Share
Basic earnings per share are calculated by dividing net earnings attributable to common equity holders of the Company by the weighted average number of common stock outstanding during the year.

Diluted earnings per share are calculated by dividing net earnings attributable to common equity holders of the Company by the weighted average number of common stock outstanding during the year, plus the effect of dilutive potential common stock outstanding during the year. This method requires that diluted earnings per share be calculated (using the treasury stock method) as if all dilutive potential common stock had been exercised at the latest of the beginning of the year or on the date of issuance, as the case may be, and that the funds obtained thereby (plus an amount equivalent to the unamortized portion of related stock-based compensation costs) be used to purchase common stock of the Company at the average fair value of the common stock during the year.

Recent Accounting Pronouncements Not Yet Adopted
In May 2014, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2014-9 “Revenue from Contracts with Customers.” The new accounting standards update requires an entity to apply a five step model to recognize revenue to depict the transfer of promised goods and services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services, as well as a cohesive set of disclosure requirements that would result in an entity providing comprehensive information about the nature, timing, and uncertainty of revenue and cash flows arising from an entity’s contracts with customers. In August 2015 the Financial Accounting Standards Board issued ASU No. 2015-14, which deferred the effective date for all entities by one year. The standard becomes effective for reporting periods beginning after December 15, 2017. Early adoption is permitted starting January 1, 2017. The Company is currently assessing the impact of these standards.

In February 2015, the Financial Accounting Standards Board issued ASU No. 2015-02 “Consolidations (Topic 810)—Amendments to the Consolidation Analysis”. The new standard makes amendments to the current consolidation guidance, including introducing a separate consolidation analysis specific to limited partnerships and other similar entities. Under this analysis, limited partnerships and other similar entities will be considered a variable-interest entity (“VIE”) unless the limited partners hold substantive kick-out rights or participating rights. The standard is effective for annual periods beginning after December 15, 2015. The Company is currently assessing the impact of these amendments.

In April 2015, the Financial Accounting Standards Board issued ASU No. 2015-05, “Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement.” The amendments in this update provide guidance to customers about whether a cloud computing arrangement includes a software license. The amendment is effective for interim and annual periods beginning after December 15, 2015 with early adoption permitted. The Company is currently assessing the impact of this new standard.

In May 2015, the Financial Accounting Standards Board issued ASU 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value Per Share (or Its Equivalent)”, which amends ASC 820, Fair Value Measurement. The standard removes the requirement to categorize within the fair value hierarchy investments for which fair value is measured using the net asset value per share practical expedient and removes certain related disclosure requirements. The standard will be effective for the Company’s fiscal year beginning January 1, 2016. The Company is currently assessing the impact of this new standard.

In November 2015, the Financial Accounting Standards Board issued ASU 2015-17, "Income Taxes (Topic 740)", which simplifies the presentation of deferred income taxes by requiring deferred tax assets and liabilities be classified as noncurrent on the balance sheet. The standard will be effective for the Company’s fiscal year beginning January 1, 2016. The Company is currently assessing the impact of this new standard.

Comparative Figures	Certain comparative figures have been reclassified in order to conform to the current year presentation.